SHARE-BASED COMPENSATION - STOCK OPTION ACTIVITY & OPTION PRICING MODEL (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Number of options
Granted (in shares) | shares	0	0	17,600,000	17,600,000	0	0
Exercised (in shares) | shares	(44,000)	(44,000)
Outstanding at the end of the period (in shares) | shares	31,182,205	31,182,205
Minimum
Weighted average Exercise price
Granted (in dollars per shares)	$ 0.06		$ 0.06		$ 0.06
Aggregate intrinsic value
Period over which unrecognized share-based compensation cost are expected to be recognized	1 year	1 year
Maximum
Weighted average Exercise price
Granted (in dollars per shares)	$ 0.07		$ 0.07		$ 0.07
Aggregate intrinsic value
Period over which unrecognized share-based compensation cost are expected to be recognized	2 years	2 years
ADS
Aggregate intrinsic value
Closing price of ordinary shares (in dollars per share)	$ 0.88
Ordinary shares
Aggregate intrinsic value
Closing price of ordinary shares (in dollars per share)	$ 0.06
Options | Employees
Number of options
Outstanding at the beginning of the period (in shares) | shares	37,369,229	37,369,229	25,113,357	25,113,357
Vested and expected to vest at the beginning of the period (in shares) | shares	37,369,229	37,369,229	25,113,357	25,113,357
Granted (in shares) | shares			17,600,000	17,600,000
Exercised (in shares) | shares	(44,000)	(44,000)	(1,096,896)	(1,096,896)
Forfeited (in shares) | shares	(6,143,024)	(6,143,024)	(4,247,232)	(4,247,232)
Outstanding at the end of the period (in shares) | shares	31,182,205	31,182,205	37,369,229	37,369,229	25,113,357	25,113,357
Vested and expected to vest at the end of the period (in shares) | shares	31,182,205	31,182,205	37,369,229	37,369,229	25,113,357	25,113,357
Exercisable at the end of the period (in shares) | shares	20,119,147		16,222,688				20,119,147
Weighted average Exercise price
Outstanding at the beginning of the period (in dollars per shares)	$ 0.11		$ 0.14
Vested and expected to vest at the beginning of the period (in dollars per shares)	0.11		0.14
Granted (in dollars per shares)			0.06
Exercised (in dollars per shares)	0.08		0.08
Forfeited (in dollars per shares)	0.16		0.06
Outstanding at the end of the period (in dollars per shares)	0.10		0.11		$ 0.14
Vested and expected to vest at the end of the period (in dollars per shares)	0.10		0.11		$ 0.14
Exercisable at the end of the period (in dollars per shares)	$ 0.10		$ 0.17
Weighted average remaining contractual term (Years)
Outstanding at the end of the period	7 years 2 months 23 days	7 years 2 months 23 days	7 years 9 months 22 days	7 years 9 months 22 days	7 years 3 months 4 days	7 years 3 months 4 days
Vested and expected to vest at the end of the period	7 years 2 months 23 days	7 years 2 months 23 days	7 years 9 months 22 days	7 years 9 months 22 days	7 years 3 months 4 days	7 years 3 months 4 days
Exercisable at the end of the period	7 years 1 month 6 days	7 years 1 month 6 days	5 years 11 months 5 days	5 years 11 months 5 days
Aggregate intrinsic value
Outstanding at the beginning of the period (in dollars) | $	$ 2,000		$ 586,000
Vested and expected to vest at the beginning of the period (in dollars) | $	2,000		586,000
Vested and expected to vest at the end of the period (in dollars) | $	1.35		2,000		$ 586,000
Exercisable at the end of the period (in dollars) | $	1.35		2,000
Outstanding at the end of the period (in dollars) | $	1.35		$ 2,000		$ 586,000
Total intrinsic value of stock options exercised	3,000	¥ 18,000		¥ 502,000		¥ 0
Unrecognized share-based compensation cost (in CNY or dollars)	126,000						¥ 875,000
Total fair value of options vested	$ 263,000	¥ 1,834,000		¥ 4,013,000		¥ 2,054,000